Note 9 - Related Party Transactions and Key Management Compensation (Tables)	12 Months Ended
Aug. 31, 2018
Statement Line Items [Line Items]
Disclosure of transactions between related parties [text block]
Year ended August 31,	Notes	2018	2017
Legal services	(i)	$Nil	$82,455
Consulting	(ii)	$215,108	$203,274
Consulting	(iii)	$Nil	$172,330

Disclosure of related parties, compensation [text block]
Year ended August 31,	2018		2017
	Fees, salaries and benefits (1)	Share based payments (2), (3), (4)	Fees, salaries and benefits (1)	Share based payments (2), (3)
Management	$636,744	$773,348	$525,102	$1,175,439
Directors	111,625	414,000	111,625	673,200
Total	$748,369	$1,187,348	$636,727	$1,848,639